BORROWINGS - Schedule of Short-term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term Debt	$ 748,749	$ 624,570	$ 99,431
Debt Instrument, Interest Rate, Effective Percentage	0.16%	0.16%	0.10%
Short-term debt, rate (as a percent)	0.20%	0.13%	0.17%
Short-term debt, average for the year	587,548	198,275	96,060
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	94,749	122,570	99,431
Debt Instrument, Interest Rate, Effective Percentage	0.05%	0.13%	0.10%
Short-term debt, rate (as a percent)	0.08%	0.08%	0.17%
Short-term debt, average for the year	115,486	86,980	96,060
Short-term debt, maximum month-end balances	158,911	170,751	105,291
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	654,000	502,000	0
Debt Instrument, Interest Rate, Effective Percentage	0.17%
Short-term debt, rate (as a percent)	0.23%
Short-term debt, average for the year	472,062	111,295	0
Short-term debt, maximum month-end balances	$ 654,000	$ 502,000	$ 0